Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies (Details) [Line Items]
Amortized period straight line method	5 years
Lease term	12 months
Bottom of range [member]
Significant Accounting Policies (Details) [Line Items]
Amortized period straight line method	2 years
Top of range [member]
Significant Accounting Policies (Details) [Line Items]
Amortized period straight line method	4 years
Vehicles and Property [Member]
Significant Accounting Policies (Details) [Line Items]
Amortized period straight line method	3 years